Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trading revenues
Trading revenues	SFr (451)	SFr 2,431	SFr 3,295
Interest rate products
Trading revenues
Trading revenues	(1,374)	1,110	(1,068)
Foreign exchange products
Trading revenues
Trading revenues	529	1,138	2,587
Equity/index-related products
Trading revenues
Trading revenues	501	1,614	1,127
Credit products
Trading revenues
Trading revenues	540	(1,416)	482
Commodity, emission and energy products
Trading revenues
Trading revenues	8	(6)	62
Other trading securities
Trading revenues
Trading revenues	(655)	(9)	105
Bank
Trading revenues
Trading revenues	(525)	2,371	3,178
Bank | Interest rate products
Trading revenues
Trading revenues	(1,367)	1,081	(1,158)
Bank | Foreign exchange products
Trading revenues
Trading revenues	521	1,133	2,596
Bank | Equity/index-related products
Trading revenues
Trading revenues	427	1,589	1,092
Bank | Credit products
Trading revenues
Trading revenues	540	(1,416)	482
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	8	(6)	62
Bank | Other trading securities
Trading revenues
Trading revenues	SFr (654)	SFr (10)	SFr 104